Other Comprehensive Income (Loss) (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other comprehensive income loss net of tax portion attributables to parent [Line Items]
Other Comprehensive Income Loss Net Of Tax	$ (543,242)	$ (60,518)	$ (6,525)
(Gains) and losses on cash flow hedges
Other Comprehensive Income (Loss), Reclassification Adjustment on Derivatives Included in Net Income, before Tax	29,120	25,449	18,947
Tax expense or benefit	(1,417)	(1,346)	21,171
Net of tax	(2,156)	(1,571)	(16,099)
Other comprehensive incomeDefined benefit plans adjustment net of tax period increase decrease [LineItems]
Total before tax	232,308	(39,571)	121,512
Tax expense or benefit	(81,476)	17,828	(42,159)
Net of tax	(8,385)	(7,393)	(4,968)
OCI actuarial reclassifications sub [Member]
Other comprehensive incomeDefined benefit plans adjustment net of tax period increase decrease [LineItems]
Actuarial (gains)/losses	(17,147)	(25,418)	(18,334)
Total before tax	(17,147)	(25,418)	(18,334)
Tax expense or benefit	6,347	9,725	7,189
Net of tax	10,800	15,693	11,145
Total reclassification for the period	(31,535)	(33,749)	(25,124)
OCIReclassifications [Member]
(Gains) and losses on cash flow hedges
Other Comprehensive Income (Loss), Reclassification Adjustment on Derivatives Included in Net Income, before Tax	29,120	25,449	18,947
Tax expense or benefit	8,385	7,393	4,968
Net of tax	20,735	18,056	13,979
Interest Rate Contract [Member] | Interest Income Or Expense [Member]
(Gains) and losses on cash flow hedges
Other Comprehensive Income (Loss), Reclassification Adjustment on Derivatives Included in Net Income, before Tax	26,571	28,111	23,779
Foreign Exchange Contract [Member] | Cost Of Sales [Member]
(Gains) and losses on cash flow hedges
Other Comprehensive Income (Loss), Reclassification Adjustment on Derivatives Included in Net Income, before Tax	2,549	(3,251)	(5,414)
Foreign Exchange Contract [Member] | Interest Income Or Expense [Member]
(Gains) and losses on cash flow hedges
Other Comprehensive Income (Loss), Reclassification Adjustment on Derivatives Included in Net Income, before Tax		$ 589	$ 582